SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
Operating leases, Year 1	$ 10,578	$ 42,923
Finance leases, Year 1	1,090,232	1,437,484
Leases, Year 1	1,101,549	1,480,407
Operating leases, Year 2		10,578
Finance leases, Year 2	527,474	1,076,375
Leases, Year 2	527,474	1,086,953
Operating leases, Year 3
Finance leases, Year 3	265,804	524,120
Leases, Year 3	265,065	524,120
Operating leases, Year 4
Finance leases, Year 4		264,250
Leases, Year 4		264,250
Operating leases, Year 5 and thereafter
Finance leases, Year 5 and thereafter
Leases, Year 5 and thereafter
Operating leases, Total undiscounted lease payments	10,578	53,501
Finance leases, Total undiscounted lease payments	1,883,510	3,302,229
Leases, Total undiscounted lease payments	1,894,088	3,355,730
Operating leases, Imputed interest	(132)	(1,227)
Finance leases, Imputed interest	(127,404)	(278,681)
Leases, Less: imputed interest	(127,536)	(279,908)
Operating leases, Lease liabilities recognized in the Consolidated Balance Sheet	10,446	52,274
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	1,756,106	3,023,548
Leases, Lease liabilities recognized in the Consolidated Balance Sheet	$ 1,766,552	$ 3,075,822